Provisions - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Future expected provision number
Provisions	£ 445	£ 468
Additional provisions	191
PPI
Future expected provision number
Provisions	37	76
Additional provisions	0
Property
Future expected provision number
Provisions	79	£ 45
Additional provisions	43
Regulatory and other provisions, multi-year transformation programme
Future expected provision number
Additional provisions	69
Regulatory and other provisions
Future expected provision number
Provisions for redundancy costs related to transformation programs	57
Operational risk provisions
Future expected provision number
Additional provisions	50
Legal provision
Future expected provision number
Additional provisions	£ 13